10-Q Leases - Components of lease cost (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance lease expense:
Total amortization of ROU assets	$ 3,119	$ 3,007	$ 12,285	$ 39,044	$ 15,406
Interest on finance lease liabilities	4,248	4,449	17,626	17,537	18,265
Total finance lease expense	7,367	7,456	29,911	56,581	33,671
Operating lease expense	7,999	7,436	32,092	30,446	28,812
Short-term lease expense	783	944	2,467	2,589	2,282
Total lease expense	16,149	15,836	64,470	89,616	64,765
Sublease income	100	0	100	100	200
Location, Statement of Income, Balance [Axis]: us-gaap:CostOfGoodsAndServicesSold
Finance lease expense:
Total amortization of ROU assets	1,684	1,701	6,686	10,257	10,589
Location, Statement of Income, Balance [Axis]: us-gaap:OperatingExpenses
Finance lease expense:
Total amortization of ROU assets	$ 1,435	$ 1,306	$ 5,599	$ 28,787	$ 4,817